Bonds and financing (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Bonds with Related Parties [member] | Bonds, 5th Issuance, Series 2 [member]
Bonds and financing
Date of issuance	08/15/2018
Maturity Date	08/15/2023
First payment after	60 months
Remuneration payment	Semi-annual interest
Financials charges	CDI + 1.00% p.a.
Principal amount	R$ 100
Bonds with Related Parties [member] | Bonds, 6th Issuance, Series 2 [member]
Bonds and financing
Date of issuance	08/15/2017
Maturity Date	08/15/2022
First payment after	60 months
Remuneration payment	Semi-annual interest
Financials charges	CDI + 1.70% p.a.
Principal amount	R$ 200
Bond [Member] | Bonds 1st Issuance Single Series [Member]
Bonds and financing
Date of issuance	08/06/2021
Maturity Date	08/05/2024
First payment after	35 months
Remuneration payment	Semi-annual interest
Financials charges	CDI + 2.30% p.a.
Principal amount	R$ 500